SEGMENT REPORTING (Tables)	6 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Reconciliation of revenue from segments to consolidated
Summarized information by segments for the six months ended December 31, 2018, and 2019 is as follows:

	Six months ended December 31, 2018
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$90,357	75,883	67,093	233,333
Product sales	10,337	3,620	—	13,957
Maintenance service revenue	6,119	33,218	41	39,378
Extended warran ty service reven ue	364	1,150	—	1,514

Total	107,177	113,871	67,134	288,182
Costs of revenue	69,125	53,423	57,174	179,722

Gross profit	$38,052	60,448	9,960	108,460

	Six months ended December 31, 2019
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$116,288	82,546	35,307	234,141
Product sales	9,164	3,497	—	12,661
Maintenance ser vice revenue	7,921	36,625	705	45,251
Extended warrant y ser vice revenue	555	730	—	1,285

Total	133,928	123,398	36,012	293,338
Costs of revenue	88,722	67,370	29,108	185,200

Gross profit	$45,206	56,028	6,904	108,138

Schedule of Revenues by geographical area	The following table sets forth the revenues by
geographical
area:

	Six months ended December 31,
	2018	2019
	(Unaudited)	(Unaudited)
Revenues:
PRC	$213,742	$250,126
Non-PRC	74,440	43,212

	$288,182	$293,338

Schedule of long-lived assets other than goodwill and intangible assets by geographical area
The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30, 2019	December 31, 2019

		(Unaudited)
Long-lived assets other than goodwill and acquired intangible assets
PRC	$125,781	$126,102
Non-PRC	11,986	12,951

	$137,767	$139,053